Primary and secondary segments reporting - Secondary segments, narrative (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Gross profit		€ 61,876.0	€ 57,423.0	€ 52,117.0
Net loan-loss provisions		(12,685.0)	(12,932.0)	(10,836.0)
PROVISIONS		8,407.0	8,441.0	8,149.0	€ 9,583.0
Tax on profit	€ (373.0)	(5,283.0)	(4,276.0)	(4,486.0)
Profit/(loss) attributable to non-controlling interests		1,170.0	1,107.0	1,159.0
Adjustments
Disclosure of operating segments [line items]
Gross profit		335.0	224.0	37.0
Net loan-loss provisions		352.0	474.0	327.0
Tax on profit		0.0	(213.0)	0.0
Profit/(loss) attributable to non-controlling interests		0.0	26.0	€ 0.0
Adjustments | Spain
Disclosure of operating segments [line items]
Gross profit		335.0	224.0
Adjustments | Brazil
Disclosure of operating segments [line items]
Net loan-loss provisions		(352.0)	474.0
PROVISIONS		€ 174.0	235.0
Tax on profit			213.0
Profit/(loss) attributable to non-controlling interests			€ (26.0)